Leases	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases
24.	Leases

The Group as lessee

Operating leases

In the ordinary course of business, the Group enters into several operating lease agreements. Group conducts a portion of its agricultural activities on land rented from third parties under operating lease contracts averaging a harvest year. Rent expense for the years ended as of June 30, 2020, 2019 and 2018 amounted to Ps. 645, Ps. 269.6 and Ps. 444, respectively and is included in the line item “Costs” in the Statement of Income.

The Group is also using land in the Province of Salta under rights of use agreement (the “Anta Agreement”) for which the Group is currently paying a rent fee of 10% of the production. Rent expense paid for the years ended as of June 30, 2020, 2019 and 2018 amounted to Ps. 103, Ps. 73 and Ps. 91, respectively and is included in the line item “Costs” in the Statement of Income.

The Group leases property or spaces for administrative or commercial use both in Argentina and in Israel, under operating leases. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 32). The amounts involved are not material for any of the periods filed.

The future aggregate minimum lease payments the Group will have to cancel under non-cancellable operating leases were as follows:

	06.30.20	06.30.19	06.30.18
No later than 1 year	2,428	9,825	5,750
Later than 1 year and not later than 5 years	5,410	15,160	11,118
More than 5 years	2,397	2,098	2,680
	10,235	27,083	19,548

The Group as lessor

Operating leases (Shopping malls, offices and other buildings)

In the segments Shopping malls and Offices and Others in the Operations Center in Argentina and in the segment Real Estate of the Operations Center in Israel, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, in the Operations Center in Argentina, operating lease agreements with lessees of Shopping malls generally include escalation clauses and contingent payments. In Israel, agreements tend to be agreed upon for fixed amounts, although in some cases they may include adjustment clauses. Income from leases are recorded in the Statement of Income under rental and service income in all of the filed periods.

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds generated from non-cancellable operating leases from Group’s Shopping malls, offices and other buildings are as follows:

	06.30.20	06.30.19	06.30.18
No later than 1 year	1,211	13,216	11,334
Later than 1 year and not later than 5 years	22,063	29,731	51,018
More than 5 years	10,673	21,360	18,625
	33,947	64,307	80,977

Operating leases (Farmlands)

From time to time, the Group leases certain farmlands. The leases have an average term of one crop year. Rental income is generally based on the market price of a particular crop multiplied by a fixed amount of tons per hectare leased or based on a fixed amount in dollars per hectare leased.

The future aggregate minimum lease proceeds under non-cancellable operating leases from the Group are as follows:

	06.30.20	06.30.19	06.30.18
No later than 1 year	122	87	60
Later than 1 year and not later than 5 years	148	241	160
More than 5 years	-	7	17
	270	335	237

Finance leases:

The Group does not act as a lessor in connection with finance leases.